Offerings - Offering: 1	Jul. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed restricted stock units under the data.world, Inc. 2025 Restricted Stock Unit Plan
Amount Registered | shares	21,205
Proposed Maximum Offering Price per Unit	1,001.52
Maximum Aggregate Offering Price	$ 21,237,231.6
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,251.4
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to restricted stock units assumed by the Registrant as a result of the consummation on May 30, 2025, of the transaction contemplated by the Agreement and Plan of Merger, dated as of May 6, 2025, by and among the Registrant, Declan Merger Sub, Inc., data.world, Inc. and Fortis Advisors LLC.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on July 2, 2025.